Income Tax (Details) - Schedule of income tax provision (benefit) - USD ($)	3 Months Ended		7 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021
Federal
Current
Deferred					(116,781)
State
Current
Deferred
Valuation allowance					116,781
Income tax provision	$ 88,687			$ 88,687